Other income (Tables)	12 Months Ended
Dec. 31, 2023
Component of Operating Income [Abstract]
Schedule of Other Income
Other income consisted of the following for the years ended December 31, 2023, 2022 and 2021:

	Year Ended December 31,
	2023	2022	2021
Management fees	$33,815	$38,229	$15,725
Proceeds from unsecured claims	5,754	98,565	635,075
Interest and other income	190,909	117,280	71,774
	$230,478	$254,074	$722,574